John Hancock
Investment Grade Bond Fund
Quarterly portfolio holdings 2/28/2022

Fund’s investments
As of 2-28-22 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 31.1%				$817,582,871
(Cost $829,477,864)
U.S. Government 12.9%				340,198,230
U.S. Treasury
Bond	1.875	02-15-52	146,200,900	136,400,868
Bond	2.250	02-15-52	14,473,000	14,744,369
Bond	2.375	02-15-42	63,823,000	65,169,266
Bond	2.500	02-15-45	18,530,000	19,130,053
Bond	3.000	02-15-47	1,282,000	1,456,072
Bond	3.125	11-15-41	4,288,000	4,883,797
Note	1.625	09-30-26	4,180,000	4,156,814
Note	1.875	02-28-27	39,880,000	40,144,828
Note	1.875	02-15-32	53,910,000	54,112,163
U.S. Government Agency 18.2%				477,384,641
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	2.500	10-01-50	32,765,202	32,606,782
30 Yr Pass Thru	2.500	11-01-51	5,763,130	5,716,354
30 Yr Pass Thru	2.500	12-01-51	1,925,665	1,902,815
30 Yr Pass Thru	3.000	03-01-43	334,698	347,020
30 Yr Pass Thru	3.000	03-01-43	2,528,585	2,609,822
30 Yr Pass Thru	3.000	04-01-43	415,849	429,209
30 Yr Pass Thru	3.000	12-01-45	916,881	944,619
30 Yr Pass Thru	3.000	10-01-46	967,902	995,248
30 Yr Pass Thru	3.000	10-01-46	750,950	770,617
30 Yr Pass Thru	3.000	12-01-46	2,594,147	2,658,035
30 Yr Pass Thru	3.000	12-01-46	691,160	712,501
30 Yr Pass Thru	3.000	04-01-47	461,470	473,556
30 Yr Pass Thru	3.000	04-01-47	5,557,832	5,672,048
30 Yr Pass Thru	3.000	09-01-49	6,234,262	6,331,207
30 Yr Pass Thru	3.000	10-01-49	4,386,375	4,460,342
30 Yr Pass Thru	3.000	10-01-49	2,333,256	2,367,352
30 Yr Pass Thru	3.000	12-01-49	8,514,996	8,671,355
30 Yr Pass Thru	3.000	12-01-49	7,328,633	7,433,434
30 Yr Pass Thru	3.000	01-01-50	13,661,509	13,912,372
30 Yr Pass Thru	3.000	02-01-50	7,420,221	7,526,333
30 Yr Pass Thru	3.500	02-01-42	719,329	759,531
30 Yr Pass Thru	3.500	04-01-44	443,397	466,905
30 Yr Pass Thru	3.500	07-01-46	969,235	1,010,353
30 Yr Pass Thru	3.500	10-01-46	1,140,123	1,198,430
30 Yr Pass Thru	3.500	11-01-46	1,049,206	1,094,339
30 Yr Pass Thru	3.500	12-01-46	502,710	525,121
30 Yr Pass Thru	3.500	01-01-47	3,700,255	3,877,928
30 Yr Pass Thru	3.500	02-01-47	880,736	917,521
30 Yr Pass Thru	3.500	04-01-47	655,164	686,827
30 Yr Pass Thru	3.500	11-01-48	3,056,296	3,198,273
30 Yr Pass Thru	3.500	06-01-49	16,817	17,422
30 Yr Pass Thru	4.000	11-01-43	152,136	162,326
30 Yr Pass Thru	4.000	02-01-44	50,790	53,939
30 Yr Pass Thru	4.000	07-01-45	2,067,711	2,201,103
30 Yr Pass Thru	4.000	03-01-48	635,760	670,477
30 Yr Pass Thru	4.000	08-01-48	459,362	485,300
30 Yr Pass Thru	4.500	02-01-41	257,627	278,772
30 Yr Pass Thru	4.500	03-01-47	905,212	972,718
Federal National Mortgage Association
2	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
15 Yr Pass Thru	3.000	07-01-27	101,999	$104,617
15 Yr Pass Thru	3.500	06-01-34	337,297	349,574
15 Yr Pass Thru	4.000	12-01-24	82,065	85,037
30 Yr Pass Thru	2.000	09-01-50	8,901,729	8,589,227
30 Yr Pass Thru	2.000	09-01-50	19,270,016	18,581,483
30 Yr Pass Thru	2.000	09-01-50	9,446,502	9,114,875
30 Yr Pass Thru	2.000	10-01-50	21,210,150	20,458,922
30 Yr Pass Thru	2.000	03-01-51	8,797,231	8,468,603
30 Yr Pass Thru	2.000	04-01-51	10,760,502	10,379,383
30 Yr Pass Thru (A)	2.500	TBA	78,165,000	77,102,425
30 Yr Pass Thru	2.500	09-01-50	21,939,866	21,833,786
30 Yr Pass Thru	2.500	12-01-50	58,572	58,156
30 Yr Pass Thru	2.500	08-01-51	3,601,109	3,573,288
30 Yr Pass Thru	2.500	08-01-51	5,445,906	5,400,429
30 Yr Pass Thru	2.500	11-01-51	17,402,020	17,305,646
30 Yr Pass Thru	2.500	01-01-52	6,419,075	6,348,922
30 Yr Pass Thru	3.000	12-01-42	694,492	716,577
30 Yr Pass Thru	3.000	04-01-43	2,167,714	2,231,229
30 Yr Pass Thru	3.000	12-01-45	1,492,564	1,529,767
30 Yr Pass Thru	3.000	08-01-46	1,001,207	1,026,789
30 Yr Pass Thru	3.000	10-01-46	1,131,364	1,162,604
30 Yr Pass Thru	3.000	01-01-47	1,341,124	1,378,324
30 Yr Pass Thru	3.000	02-01-47	788,062	812,138
30 Yr Pass Thru	3.000	10-01-47	1,624,482	1,665,988
30 Yr Pass Thru	3.000	12-01-47	5,796,786	5,915,912
30 Yr Pass Thru	3.000	11-01-48	1,183,895	1,213,034
30 Yr Pass Thru	3.000	11-01-48	4,890,606	4,977,355
30 Yr Pass Thru	3.000	12-01-48	755,623	771,151
30 Yr Pass Thru	3.000	09-01-49	3,942,172	3,997,191
30 Yr Pass Thru	3.000	09-01-49	2,013,490	2,052,980
30 Yr Pass Thru	3.000	10-01-49	931,559	944,561
30 Yr Pass Thru	3.000	10-01-49	3,059,628	3,126,329
30 Yr Pass Thru	3.000	11-01-49	12,495,134	12,689,437
30 Yr Pass Thru	3.000	11-01-49	1,935,037	1,972,989
30 Yr Pass Thru	3.000	11-01-49	1,582,071	1,606,673
30 Yr Pass Thru (A)	3.000	01-01-52	15,515,000	15,764,492
30 Yr Pass Thru (A)	3.000	02-01-52	5,481,000	5,571,798
30 Yr Pass Thru	3.500	01-01-42	524,722	553,718
30 Yr Pass Thru	3.500	06-01-42	1,056,143	1,108,147
30 Yr Pass Thru	3.500	07-01-42	1,747,367	1,833,406
30 Yr Pass Thru	3.500	01-01-43	315,760	330,617
30 Yr Pass Thru	3.500	04-01-43	235,979	247,377
30 Yr Pass Thru	3.500	06-01-43	1,121,395	1,176,611
30 Yr Pass Thru	3.500	07-01-43	192,276	201,744
30 Yr Pass Thru	3.500	03-01-44	1,768,420	1,855,495
30 Yr Pass Thru	3.500	10-01-44	1,990,657	2,089,297
30 Yr Pass Thru	3.500	04-01-45	394,694	412,895
30 Yr Pass Thru	3.500	04-01-45	942,886	986,366
30 Yr Pass Thru	3.500	07-01-46	935,229	975,142
30 Yr Pass Thru	3.500	07-01-46	572,385	596,812
30 Yr Pass Thru	3.500	07-01-47	2,353,063	2,465,249
30 Yr Pass Thru	3.500	11-01-47	1,897,792	1,978,783
30 Yr Pass Thru	3.500	12-01-47	1,182,994	1,230,153
30 Yr Pass Thru	3.500	01-01-48	2,311,479	2,403,623
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	3

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	03-01-48	1,141,319	$1,195,376
30 Yr Pass Thru	3.500	09-01-49	3,906,608	4,030,233
30 Yr Pass Thru	3.500	10-01-49	2,420,106	2,497,296
30 Yr Pass Thru	3.500	01-01-50	6,132,892	6,326,586
30 Yr Pass Thru	3.500	04-01-50	9,525,915	9,868,445
30 Yr Pass Thru	4.000	09-01-40	280,885	300,468
30 Yr Pass Thru	4.000	01-01-41	242,987	260,005
30 Yr Pass Thru	4.000	09-01-41	392,417	419,821
30 Yr Pass Thru	4.000	09-01-41	1,153,538	1,235,151
30 Yr Pass Thru	4.000	10-01-41	18,659	19,955
30 Yr Pass Thru	4.000	11-01-41	634,726	678,628
30 Yr Pass Thru	4.000	01-01-42	189,570	202,709
30 Yr Pass Thru	4.000	01-01-42	208,214	222,593
30 Yr Pass Thru	4.000	03-01-42	1,080,829	1,149,821
30 Yr Pass Thru	4.000	05-01-43	1,274,774	1,356,147
30 Yr Pass Thru	4.000	09-01-43	1,108,574	1,188,345
30 Yr Pass Thru	4.000	10-01-43	756,259	803,588
30 Yr Pass Thru	4.000	12-01-43	962,291	1,021,311
30 Yr Pass Thru	4.000	01-01-44	213,056	227,788
30 Yr Pass Thru	4.000	02-01-46	578,043	610,606
30 Yr Pass Thru	4.000	06-01-46	466,446	492,722
30 Yr Pass Thru	4.000	07-01-46	944,640	997,854
30 Yr Pass Thru	4.000	03-01-47	1,562,156	1,651,133
30 Yr Pass Thru	4.000	05-01-47	1,283,299	1,356,392
30 Yr Pass Thru	4.000	12-01-47	505,369	535,259
30 Yr Pass Thru	4.000	04-01-48	1,702,491	1,803,052
30 Yr Pass Thru	4.000	06-01-48	1,044,316	1,099,555
30 Yr Pass Thru	4.000	10-01-48	813,903	861,596
30 Yr Pass Thru	4.000	07-01-49	1,246,428	1,312,358
30 Yr Pass Thru	4.000	09-01-49	3,095,765	3,245,972
30 Yr Pass Thru	4.500	08-01-40	508,843	551,049
30 Yr Pass Thru	4.500	08-01-40	270,759	293,517
30 Yr Pass Thru	4.500	12-01-40	179,034	193,607
30 Yr Pass Thru	4.500	05-01-41	202,335	219,310
30 Yr Pass Thru	4.500	05-01-41	362,082	391,554
30 Yr Pass Thru	4.500	06-01-41	369,068	399,109
30 Yr Pass Thru	4.500	07-01-41	209,423	226,470
30 Yr Pass Thru	4.500	11-01-41	57,143	61,795
30 Yr Pass Thru	4.500	12-01-41	1,021,655	1,104,814
30 Yr Pass Thru	4.500	05-01-42	496,729	537,161
30 Yr Pass Thru	4.500	04-01-48	634,320	679,559

30 Yr Pass Thru	4.500	07-01-48	1,234,875	1,310,499
Foreign government obligations 0.3%				$8,390,121
(Cost $8,191,346)
Qatar 0.1%				2,562,351
State of Qatar Bond (B)	5.103	04-23-48	2,030,000	2,562,351
Saudi Arabia 0.2%				5,827,770
Kingdom of Saudi Arabia Bond (B)	4.375	04-16-29	5,274,000	5,827,770
4	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value

Corporate bonds 39.2%				$1,029,859,634
(Cost $1,056,353,650)
Communication services 3.4%				88,620,091
Diversified telecommunication services 1.4%
AT&T, Inc.	3.100	02-01-43	12,171,000	10,864,022
AT&T, Inc.	3.500	06-01-41	4,291,000	4,080,049
AT&T, Inc.	3.650	06-01-51	3,850,000	3,631,961
Level 3 Financing, Inc. (B)	3.400	03-01-27	2,563,000	2,521,018
Telefonica Emisiones SA	5.213	03-08-47	5,597,000	6,084,430
Verizon Communications, Inc.	4.329	09-21-28	6,052,000	6,589,940
Verizon Communications, Inc.	4.400	11-01-34	2,569,000	2,832,196
Media 1.2%
Charter Communications Operating LLC	3.900	06-01-52	2,840,000	2,470,087
Charter Communications Operating LLC	4.200	03-15-28	4,747,000	4,950,156
Charter Communications Operating LLC	4.800	03-01-50	5,315,000	5,197,481
Charter Communications Operating LLC	5.750	04-01-48	5,726,000	6,329,365
Charter Communications Operating LLC	6.484	10-23-45	4,581,000	5,473,571
Comcast Corp.	3.999	11-01-49	7,000	7,119
Comcast Corp.	4.150	10-15-28	5,432,000	5,887,762
Wireless telecommunication services 0.8%
T-Mobile USA, Inc.	2.050	02-15-28	4,443,000	4,225,724
T-Mobile USA, Inc.	2.550	02-15-31	1,698,000	1,591,511
T-Mobile USA, Inc. (B)	3.400	10-15-52	6,169,000	5,467,334
T-Mobile USA, Inc.	3.750	04-15-27	2,291,000	2,378,743
T-Mobile USA, Inc.	3.875	04-15-30	4,862,000	5,027,751
T-Mobile USA, Inc.	4.500	04-15-50	2,887,000	3,009,871
Consumer discretionary 3.3%				86,491,581
Auto components 0.1%
Aptiv PLC	3.250	03-01-32	1,173,000	1,176,738
Aptiv PLC	4.150	05-01-52	647,000	650,369
Automobiles 1.1%
Daimler Finance North America LLC (B)	3.500	08-03-25	1,435,000	1,488,212
Daimler Trucks Finance North America LLC (B)	1.625	12-13-24	2,484,000	2,436,253
General Motors Financial Company, Inc.	2.400	10-15-28	6,234,000	5,897,113
General Motors Financial Company, Inc.	3.600	06-21-30	7,090,000	7,114,680
General Motors Financial Company, Inc.	4.350	01-17-27	3,067,000	3,223,127
Hyundai Capital America (B)	1.000	09-17-24	3,107,000	2,987,818
Hyundai Capital America (B)	1.800	10-15-25	1,479,000	1,429,087
Hyundai Capital America (B)	2.375	10-15-27	1,339,000	1,289,595
Nissan Motor Acceptance Company LLC (B)	1.125	09-16-24	1,560,000	1,501,725
Nissan Motor Acceptance Company LLC (B)	3.450	03-15-23	1,805,000	1,830,056
Hotels, restaurants and leisure 1.5%
Booking Holdings, Inc.	4.625	04-13-30	3,682,000	4,116,087
Choice Hotels International, Inc.	3.700	12-01-29	2,485,000	2,559,467
Choice Hotels International, Inc.	3.700	01-15-31	2,048,000	2,073,129
Expedia Group, Inc.	2.950	03-15-31	2,244,000	2,152,311
Expedia Group, Inc.	3.250	02-15-30	3,446,000	3,398,990
Expedia Group, Inc.	3.800	02-15-28	5,771,000	5,932,554
Expedia Group, Inc.	4.625	08-01-27	3,068,000	3,284,041
Expedia Group, Inc.	5.000	02-15-26	3,893,000	4,191,715
Marriott International, Inc.	2.850	04-15-31	3,172,000	3,023,371
Marriott International, Inc.	3.500	10-15-32	1,829,000	1,823,614
Marriott International, Inc.	4.625	06-15-30	1,812,000	1,956,501
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	5

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Marriott International, Inc.	4.650	12-01-28	4,641,000	$4,931,604
Internet and direct marketing retail 0.3%
Amazon.com, Inc.	4.050	08-22-47	3,223,000	3,590,565
eBay, Inc.	2.700	03-11-30	4,532,000	4,393,523
Multiline retail 0.2%
Dollar Tree, Inc.	4.200	05-15-28	6,108,000	6,521,049
Specialty retail 0.1%
AutoNation, Inc.	4.750	06-01-30	1,409,000	1,518,287
Consumer staples 0.4%				11,428,394
Beverages 0.2%
Anheuser-Busch InBev Worldwide, Inc.	4.600	04-15-48	3,600,000	3,946,710
Constellation Brands, Inc.	3.150	08-01-29	1,175,000	1,175,601
Food products 0.2%
JBS Finance Luxembourg Sarl (B)	3.625	01-15-32	6,950,000	6,306,083
Energy 3.2%				84,661,304
Oil, gas and consumable fuels 3.2%
Aker BP ASA (B)	3.000	01-15-25	1,777,000	1,795,636
Aker BP ASA (B)	3.750	01-15-30	1,788,000	1,811,203
Aker BP ASA (B)	4.000	01-15-31	3,792,000	3,880,193
Continental Resources, Inc.	3.800	06-01-24	4,103,000	4,185,511
Continental Resources, Inc.	4.900	06-01-44	1,543,000	1,555,251
Coterra Energy, Inc. (B)	4.375	06-01-24	1,845,000	1,913,488
Diamondback Energy, Inc.	3.125	03-24-31	1,927,000	1,881,167
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%)	5.500	07-15-77	2,638,000	2,587,009
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%)	5.750	07-15-80	2,723,000	2,839,517
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	3,076,000	3,181,188
Energy Transfer LP	4.200	04-15-27	1,758,000	1,822,981
Energy Transfer LP	5.150	03-15-45	3,026,000	3,083,719
Energy Transfer LP	5.250	04-15-29	6,155,000	6,755,380
Energy Transfer LP	5.400	10-01-47	1,949,000	2,085,618
Energy Transfer LP	5.500	06-01-27	2,674,000	2,947,614
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%)	5.250	08-16-77	5,140,000	4,877,180
Kinder Morgan Energy Partners LP	7.750	03-15-32	1,970,000	2,603,007
Lundin Energy Finance BV (B)	2.000	07-15-26	1,961,000	1,893,589
Lundin Energy Finance BV (B)	3.100	07-15-31	2,785,000	2,657,334
Midwest Connector Capital Company LLC (B)	3.900	04-01-24	3,277,000	3,346,020
MPLX LP	4.000	03-15-28	2,333,000	2,432,957
MPLX LP	4.125	03-01-27	940,000	988,514
MPLX LP	4.250	12-01-27	1,721,000	1,814,659
Ovintiv, Inc.	7.200	11-01-31	434,000	538,382
Sabine Pass Liquefaction LLC	4.200	03-15-28	1,505,000	1,582,683
Sabine Pass Liquefaction LLC	4.500	05-15-30	4,798,000	5,176,027
Sabine Pass Liquefaction LLC	5.000	03-15-27	2,568,000	2,786,242
The Williams Companies, Inc.	3.750	06-15-27	3,336,000	3,477,405
The Williams Companies, Inc.	4.550	06-24-24	6,025,000	6,308,272
TransCanada PipeLines, Ltd.	4.250	05-15-28	1,742,000	1,853,558
6	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials 13.2%				$347,817,849
Banks 6.9%
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year ICE Swap Rate + 5.168%) (B)(C)	6.750	06-15-26	1,655,000	1,799,316
Banco Santander SA	4.379	04-12-28	2,345,000	2,493,726
Bank of America Corp. (2.087% to 6-14-28, then SOFR + 1.060%)	2.087	06-14-29	4,395,000	4,155,400
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%)	2.592	04-29-31	4,126,000	3,944,186
Bank of America Corp. (2.687% to 4-22-31, then SOFR + 1.320%)	2.687	04-22-32	6,689,000	6,433,189
Bank of America Corp.	3.248	10-21-27	4,690,000	4,796,098
Bank of America Corp.	3.950	04-21-25	4,221,000	4,377,156
Bank of America Corp. (4.271% to 7-23-28, then 3 month LIBOR + 1.310%)	4.271	07-23-29	5,896,000	6,280,528
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (C)	6.300	03-10-26	5,380,000	5,790,924
Barclays PLC	4.375	01-12-26	2,621,000	2,761,479
BPCE SA (B)	4.500	03-15-25	2,385,000	2,476,261
Citigroup, Inc. (2.561% to 5-1-31, then SOFR + 1.167%)	2.561	05-01-32	2,023,000	1,919,933
Citigroup, Inc.	3.200	10-21-26	5,046,000	5,144,930
Citigroup, Inc.	4.600	03-09-26	5,965,000	6,361,567
Citizens Financial Group, Inc.	3.250	04-30-30	4,338,000	4,391,865
Credit Agricole SA (B)	2.811	01-11-41	2,047,000	1,759,678
Credit Agricole SA (B)	3.250	01-14-30	4,198,000	4,070,247
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (B)(C)	7.875	01-23-24	2,590,000	2,758,350
HSBC Holdings PLC (6.375% to 3-30-25, then 5 Year ICE Swap Rate + 4.368%) (C)	6.375	03-30-25	637,000	656,110
JPMorgan Chase & Co. (2.522% to 4-22-30, then SOFR + 2.040%)	2.522	04-22-31	4,748,000	4,541,910
JPMorgan Chase & Co.	2.950	10-01-26	2,610,000	2,655,788
JPMorgan Chase & Co. (2.956% to 5-13-30, then SOFR + 2.515%)	2.956	05-13-31	4,265,000	4,147,321
JPMorgan Chase & Co. (2.963% to 1-25-32, then SOFR + 1.260%)	2.963	01-25-33	843,000	833,234
JPMorgan Chase & Co. (3.960% to 1-29-26, then 3 month LIBOR + 1.245%)	3.960	01-29-27	4,358,000	4,559,313
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) (C)	4.600	02-01-25	3,318,000	3,258,276
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (C)	6.750	02-01-24	4,395,000	4,592,775
Lloyds Banking Group PLC	4.450	05-08-25	7,253,000	7,634,326
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (C)	5.125	11-01-26	1,307,000	1,328,239
NatWest Group PLC (3.754% to 11-1-24, then 5 Year CMT + 2.100%)	3.754	11-01-29	1,909,000	1,931,040
NatWest Markets PLC (B)	1.600	09-29-26	4,387,000	4,168,619
Nordea Bank ABP (3.750% to 3-1-29, then 5 Year CMT + 2.602%) (B)(C)	3.750	03-01-29	4,105,000	3,550,825
PNC Bank NA	4.050	07-26-28	944,000	1,006,468
Santander Holdings USA, Inc. (2.490% to 1-6-27, then SOFR + 1.249%)	2.490	01-06-28	2,688,000	2,611,047
Santander Holdings USA, Inc.	3.244	10-05-26	6,086,000	6,143,191
Santander Holdings USA, Inc.	3.450	06-02-25	5,456,000	5,546,490
Santander Holdings USA, Inc.	3.500	06-07-24	3,982,000	4,059,051
Santander Holdings USA, Inc.	4.400	07-13-27	1,290,000	1,358,741
The PNC Financial Services Group, Inc. (3.400% to 9-15-26, then 5 Year CMT + 2.595%) (C)	3.400	09-15-26	4,367,000	4,046,026
The PNC Financial Services Group, Inc. (3 month LIBOR + 3.678%) (C)(D)	3.995	05-01-22	3,342,000	3,342,145
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (C)	4.850	06-01-23	1,659,000	1,663,148
Wells Fargo & Company (2.393% to 6-2-27, then SOFR + 2.100%)	2.393	06-02-28	6,635,000	6,484,499
Wells Fargo & Company (2.879% to 10-30-29, then SOFR + 1.432%)	2.879	10-30-30	4,989,000	4,909,620
Wells Fargo & Company (3.068% to 4-30-40, then SOFR + 2.530%)	3.068	04-30-41	3,025,000	2,810,019
Wells Fargo & Company (3.350% to 3-2-32, then SOFR + 1.500%) (A)	3.350	03-02-33	2,393,000	2,423,567
Wells Fargo & Company	3.550	09-29-25	6,190,000	6,402,646
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (C)	5.875	06-15-25	7,627,000	8,001,486
Zions Bancorp NA	3.250	10-29-29	5,717,000	5,738,199
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	7

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets 3.5%
Ares Capital Corp.	2.150	07-15-26	4,132,000	$3,898,175
Ares Capital Corp.	2.875	06-15-28	2,334,000	2,161,597
Ares Capital Corp.	3.875	01-15-26	2,992,000	3,033,419
Ares Capital Corp.	4.200	06-10-24	2,194,000	2,266,295
Blackstone Private Credit Fund (B)	2.350	11-22-24	2,779,000	2,702,033
Blackstone Private Credit Fund (B)	2.700	01-15-25	2,169,000	2,116,248
Blackstone Private Credit Fund (B)	3.250	03-15-27	627,000	599,383
Blackstone Private Credit Fund (B)	4.000	01-15-29	3,049,000	2,939,364
Cantor Fitzgerald LP (B)	4.875	05-01-24	3,670,000	3,848,873
Deutsche Bank AG	0.962	11-08-23	4,438,000	4,355,711
Deutsche Bank AG (2.311% to 11-16-26, then SOFR + 1.219%)	2.311	11-16-27	2,516,000	2,404,138
Deutsche Bank AG (2.552% to 1-7-27, then SOFR + 1.318%)	2.552	01-07-28	4,240,000	4,071,556
Hercules Capital, Inc.	2.625	09-16-26	2,212,000	2,106,530
Lazard Group LLC	4.375	03-11-29	1,660,000	1,764,005
Macquarie Bank, Ltd. (B)	3.624	06-03-30	2,099,000	2,079,162
Macquarie Bank, Ltd. (B)	4.875	06-10-25	3,310,000	3,491,066
Morgan Stanley (2.188% to 4-28-25, then SOFR + 1.990%)	2.188	04-28-26	7,892,000	7,789,700
Morgan Stanley (2.484% to 9-16-31, then SOFR + 1.360%)	2.484	09-16-36	5,006,000	4,546,182
Morgan Stanley (2.943% to 1-21-32, then SOFR + 1.290%)	2.943	01-21-33	1,552,000	1,519,812
Morgan Stanley	3.875	01-27-26	2,690,000	2,806,862
Oaktree Specialty Lending Corp.	2.700	01-15-27	4,974,000	4,714,509
The Bank of New York Mellon Corp.	0.850	10-25-24	10,017,000	9,732,083
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then SOFR + 1.281%)	2.615	04-22-32	7,838,000	7,410,423
The Goldman Sachs Group, Inc. (3.102% to 2-24-32, then SOFR + 1.410%)	3.102	02-24-33	3,664,000	3,606,775
The Goldman Sachs Group, Inc.	3.850	01-26-27	6,461,000	6,730,747
Consumer finance 0.2%
Capital One Financial Corp. (1.343% to 12-6-23, then SOFR + 0.690%)	1.343	12-06-24	3,049,000	3,003,101
Discover Financial Services	4.100	02-09-27	1,385,000	1,452,568
Diversified financial services 0.6%
GE Capital International Funding Company	4.418	11-15-35	3,334,000	3,748,040
Jefferies Group LLC	4.150	01-23-30	3,752,000	3,938,427
Jefferies Group LLC	4.850	01-15-27	3,841,000	4,181,861
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650	05-15-53	4,262,000	4,303,469
Insurance 2.0%
Ascot Group, Ltd. (B)	4.250	12-15-30	1,723,000	1,723,163
Athene Holding, Ltd.	3.500	01-15-31	4,891,000	4,856,879
AXA SA	8.600	12-15-30	1,175,000	1,584,589
CNA Financial Corp.	2.050	08-15-30	1,296,000	1,201,397
CNO Financial Group, Inc.	5.250	05-30-29	3,808,000	4,114,763
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%)	6.400	12-15-36	2,925,000	3,279,510
MetLife, Inc. (9.250% to 4-8-38, then 3 month LIBOR + 5.540%) (B)	9.250	04-08-38	1,649,000	2,252,203
New York Life Insurance Company (B)	3.750	05-15-50	1,853,000	1,903,776
Nippon Life Insurance Company (2.750% to 1-21-31, then 5 Year CMT + 2.653%) (B)	2.750	01-21-51	4,758,000	4,325,688
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. Swap Rate + 3.650%) (B)	5.100	10-16-44	2,322,000	2,411,978
Ohio National Financial Services, Inc. (B)	5.800	01-24-30	1,240,000	1,335,211
Prudential Financial, Inc. (3.700% to 7-1-30, then 5 Year CMT + 3.035%)	3.700	10-01-50	8,462,000	7,785,040
Prudential Financial, Inc. (5.125% to 11-28-31, then 5 Year CMT + 3.162%)	5.125	03-01-52	1,973,000	2,000,129
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875	09-15-42	6,134,000	6,210,675
SBL Holdings, Inc. (B)	5.000	02-18-31	2,741,000	2,723,295
Teachers Insurance & Annuity Association of America (B)	4.270	05-15-47	3,247,000	3,510,262
Unum Group	4.125	06-15-51	1,277,000	1,158,225
8	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care 2.1%				$54,819,559
Biotechnology 0.5%
AbbVie, Inc.	3.200	11-21-29	11,567,000	11,714,665
Health care providers and services 1.3%
AmerisourceBergen Corp.	2.800	05-15-30	3,206,000	3,145,627
Anthem, Inc.	2.250	05-15-30	1,161,000	1,112,722
CVS Health Corp.	2.700	08-21-40	2,445,000	2,134,221
CVS Health Corp.	3.750	04-01-30	2,828,000	2,960,655
CVS Health Corp.	4.300	03-25-28	1,480,000	1,597,742
CVS Health Corp.	5.050	03-25-48	3,848,000	4,493,180
Fresenius Medical Care US Finance III, Inc. (B)	2.375	02-16-31	4,766,000	4,339,138
Fresenius Medical Care US Finance III, Inc. (B)	3.750	06-15-29	4,350,000	4,421,374
HCA, Inc.	4.125	06-15-29	4,639,000	4,861,956
Universal Health Services, Inc. (B)	1.650	09-01-26	2,531,000	2,403,437
Universal Health Services, Inc. (B)	2.650	10-15-30	2,710,000	2,559,454
Pharmaceuticals 0.3%
Royalty Pharma PLC	1.750	09-02-27	1,449,000	1,359,196
Viatris, Inc.	2.300	06-22-27	1,492,000	1,431,461
Viatris, Inc.	2.700	06-22-30	3,363,000	3,139,343
Viatris, Inc.	4.000	06-22-50	3,547,000	3,145,388
Industrials 4.5%				118,538,464
Aerospace and defense 0.8%
DAE Funding LLC (B)	3.375	03-20-28	4,053,000	3,896,343
Huntington Ingalls Industries, Inc.	4.200	05-01-30	3,327,000	3,539,673
The Boeing Company	3.200	03-01-29	2,930,000	2,896,702
The Boeing Company	5.040	05-01-27	4,733,000	5,141,685
The Boeing Company	5.150	05-01-30	3,121,000	3,447,281
The Boeing Company	5.805	05-01-50	2,402,000	2,853,597
Airlines 2.2%
Air Canada 2013-1 Class A Pass Through Trust (B)	4.125	05-15-25	596,800	608,501
Air Canada 2017-1 Class B Pass Through Trust (B)	3.700	01-15-26	657,407	625,580
Alaska Airlines 2020-1 Class B Pass Through Trust (B)	8.000	08-15-25	2,254,394	2,505,504
American Airlines 2015-1 Class B Pass Through Trust	3.700	05-01-23	470,938	464,366
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	1,975,190	1,879,457
American Airlines 2016-1 Class AA Pass Through Trust	3.575	01-15-28	1,468,869	1,465,325
American Airlines 2017-1 Class A Pass Through Trust	4.000	02-15-29	1,109,738	1,066,777
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	2,124,788	2,135,198
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	1,760,560	1,687,694
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	1,029,766	932,922
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	1,557,578	1,514,858
American Airlines 2021-1 Class A Pass Through Trust	2.875	07-11-34	1,544,000	1,485,593
British Airways 2013-1 Class A Pass Through Trust (B)	4.625	06-20-24	1,699,570	1,740,647
British Airways 2018-1 Class A Pass Through Trust (B)	4.125	09-20-31	1,599,945	1,588,498
British Airways 2020-1 Class A Pass Through Trust (B)	4.250	11-15-32	895,433	942,018
British Airways 2020-1 Class B Pass Through Trust (B)	8.375	11-15-28	1,238,117	1,395,408
Continental Airlines 2007-1 Class A Pass Through Trust	5.983	04-19-22	142,695	143,094
Delta Air Lines, Inc.	2.900	10-28-24	3,355,000	3,312,542
Delta Air Lines, Inc.	3.800	04-19-23	1,756,000	1,769,170
Delta Air Lines, Inc.	4.375	04-19-28	3,215,000	3,215,000
Delta Air Lines, Inc. (B)	4.500	10-20-25	695,000	713,492
Delta Air Lines, Inc. (B)	4.750	10-20-28	2,060,000	2,148,428
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	1,725,030	1,677,957
United Airlines 2014-2 Class A Pass Through Trust	3.750	09-03-26	3,565,571	3,606,874
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	3,038,785	2,943,614
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	9

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Airlines (continued)
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	1,780,259	$1,713,747
United Airlines 2018-1 Class B Pass Through Trust	4.600	03-01-26	417,213	417,097
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	1,363,178	1,449,027
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	5,812,220	6,102,831
United Airlines 2020-1 Class B Pass Through Trust	4.875	01-15-26	1,360,800	1,384,165
US Airways 2010-1 Class A Pass Through Trust	6.250	04-22-23	360,784	366,260
US Airways 2012-1 Class A Pass Through Trust	5.900	10-01-24	2,484,139	2,603,757
US Airways 2012-2 Class A Pass Through Trust (E)	4.625	06-03-25	1,284,454	1,268,987
Building products 0.1%
Owens Corning	3.950	08-15-29	2,453,000	2,560,564
Construction and engineering 0.1%
Quanta Services, Inc.	0.950	10-01-24	1,538,000	1,485,278
Professional services 0.3%
CoStar Group, Inc. (B)	2.800	07-15-30	3,689,000	3,514,065
IHS Markit, Ltd. (B)	4.000	03-01-26	2,115,000	2,243,712
IHS Markit, Ltd. (B)	4.750	02-15-25	1,117,000	1,186,232
IHS Markit, Ltd.	4.750	08-01-28	1,814,000	2,044,437
Trading companies and distributors 0.9%
AerCap Ireland Capital DAC	1.650	10-29-24	4,521,000	4,387,625
AerCap Ireland Capital DAC	1.750	01-30-26	3,393,000	3,214,773
AerCap Ireland Capital DAC	2.450	10-29-26	4,585,000	4,423,504
AerCap Ireland Capital DAC	2.875	08-14-24	3,800,000	3,803,038
AerCap Ireland Capital DAC	3.650	07-21-27	1,195,000	1,214,421
Air Lease Corp.	2.100	09-01-28	1,609,000	1,469,783
Air Lease Corp.	2.875	01-15-26	1,578,000	1,571,921
Air Lease Corp.	3.625	12-01-27	1,206,000	1,220,536
Ashtead Capital, Inc. (B)	1.500	08-12-26	1,637,000	1,556,567
Ashtead Capital, Inc. (B)	4.250	11-01-29	650,000	675,900
SMBC Aviation Capital Finance DAC (B)	2.300	06-15-28	1,343,000	1,275,463
Transportation infrastructure 0.1%
Adani Ports & Special Economic Zone, Ltd. (B)	3.100	02-02-31	2,348,000	2,040,976
Information technology 4.5%				118,531,201
Communications equipment 0.3%
Motorola Solutions, Inc.	2.300	11-15-30	4,046,000	3,687,390
Motorola Solutions, Inc.	2.750	05-24-31	3,563,000	3,360,837
Motorola Solutions, Inc.	4.600	05-23-29	1,161,000	1,252,847
IT services 0.4%
CGI, Inc. (B)	1.450	09-14-26	2,857,000	2,717,615
PayPal Holdings, Inc.	2.850	10-01-29	4,738,000	4,718,868
VeriSign, Inc.	2.700	06-15-31	4,755,000	4,412,688
Semiconductors and semiconductor equipment 2.2%
Broadcom, Inc. (B)	3.419	04-15-33	3,951,000	3,852,750
Broadcom, Inc.	4.750	04-15-29	11,994,000	13,033,297
Broadcom, Inc.	5.000	04-15-30	4,904,000	5,414,864
KLA Corp.	4.100	03-15-29	2,677,000	2,887,131
Marvell Technology, Inc.	2.450	04-15-28	3,912,000	3,772,264
Micron Technology, Inc.	4.185	02-15-27	5,411,000	5,713,962
Micron Technology, Inc.	4.975	02-06-26	2,096,000	2,250,936
Micron Technology, Inc.	5.327	02-06-29	6,574,000	7,325,211
NXP BV (B)	3.250	05-11-41	1,310,000	1,199,911
NXP BV (B)	3.875	06-18-26	4,590,000	4,802,140
10	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Qorvo, Inc. (B)	1.750	12-15-24	2,231,000	$2,161,683
Qorvo, Inc. (B)	3.375	04-01-31	1,868,000	1,753,641
Renesas Electronics Corp. (B)	1.543	11-26-24	2,459,000	2,391,449
Software 0.5%
Autodesk, Inc.	2.850	01-15-30	1,690,000	1,648,110
Oracle Corp.	2.950	04-01-30	6,292,000	6,081,619
VMware, Inc.	4.700	05-15-30	4,271,000	4,689,795
Technology hardware, storage and peripherals 1.1%
CDW LLC	3.569	12-01-31	3,676,000	3,570,866
Dell International LLC (B)	3.450	12-15-51	3,396,000	2,875,753
Dell International LLC	4.900	10-01-26	4,673,000	5,061,694
Dell International LLC	5.300	10-01-29	4,020,000	4,483,166
Dell International LLC	5.850	07-15-25	1,497,000	1,639,756
Dell International LLC	8.350	07-15-46	685,000	1,038,791
Hewlett Packard Enterprise Company	4.900	10-15-25	3,700,000	3,969,062
Western Digital Corp.	3.100	02-01-32	3,857,000	3,583,153
Western Digital Corp.	4.750	02-15-26	3,060,000	3,179,952
Materials 1.0%				26,308,514
Chemicals 0.2%
Braskem Netherlands Finance BV (B)	5.875	01-31-50	2,812,000	2,802,074
Orbia Advance Corp. SAB de CV (B)	5.500	01-15-48	2,601,000	2,601,000
Construction materials 0.1%
Vulcan Materials Company	3.500	06-01-30	2,395,000	2,476,137
Containers and packaging 0.3%
Colonial Enterprises, Inc. (B)	3.250	05-15-30	7,525,000	7,644,587
Metals and mining 0.4%
Anglo American Capital PLC (B)	4.750	04-10-27	2,495,000	2,680,450
Freeport-McMoRan, Inc.	4.250	03-01-30	2,834,000	2,863,417
Freeport-McMoRan, Inc.	5.450	03-15-43	3,346,000	3,848,402
Newmont Corp.	2.800	10-01-29	1,436,000	1,392,447
Real estate 2.4%				62,324,342
Equity real estate investment trusts 2.4%
American Homes 4 Rent LP	4.250	02-15-28	1,533,000	1,619,011
American Tower Corp.	3.800	08-15-29	2,121,000	2,189,995
Crown Castle International Corp.	3.300	07-01-30	1,162,000	1,134,167
Crown Castle International Corp.	3.650	09-01-27	3,904,000	4,037,228
Crown Castle International Corp.	3.800	02-15-28	1,644,000	1,709,542
CyrusOne LP	2.150	11-01-30	1,403,000	1,362,060
CyrusOne LP	3.450	11-15-29	2,795,000	2,938,663
Equinix, Inc.	1.550	03-15-28	3,310,000	3,041,988
Equinix, Inc.	1.800	07-15-27	1,888,000	1,787,292
Equinix, Inc.	2.500	05-15-31	5,115,000	4,730,139
Equinix, Inc.	3.200	11-18-29	4,266,000	4,208,161
GLP Capital LP	3.250	01-15-32	1,239,000	1,162,994
GLP Capital LP	5.375	04-15-26	2,920,000	3,124,838
Host Hotels & Resorts LP	3.375	12-15-29	3,827,000	3,765,493
Host Hotels & Resorts LP	3.500	09-15-30	2,433,000	2,373,608
Host Hotels & Resorts LP	3.875	04-01-24	5,971,000	6,083,293
Host Hotels & Resorts LP	4.000	06-15-25	4,759,000	4,937,732
Host Hotels & Resorts LP	4.500	02-01-26	1,798,000	1,884,099
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	11

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Equity real estate investment trusts (continued)
SBA Tower Trust (B)	2.328	01-15-28	6,630,000	$6,474,509
SBA Tower Trust (B)	2.836	01-15-25	1,559,000	1,577,634
Ventas Realty LP	3.500	02-01-25	2,118,000	2,181,896
Utilities 1.2%				30,318,335
Electric utilities 0.9%
ABY Transmision Sur SA (B)	6.875	04-30-43	1,768,384	2,223,742
Emera US Finance LP	3.550	06-15-26	1,561,000	1,605,408
Engie Energia Chile SA (B)	3.400	01-28-30	2,750,000	2,567,840
Israel Electric Corp., Ltd. (B)	6.875	06-21-23	490,000	518,519
NRG Energy, Inc. (B)	2.450	12-02-27	2,593,000	2,465,410
NRG Energy, Inc. (B)	4.450	06-15-29	1,913,000	1,996,354
Vistra Operations Company LLC (B)	3.550	07-15-24	4,086,000	4,138,691
Vistra Operations Company LLC (B)	3.700	01-30-27	4,772,000	4,741,961
Vistra Operations Company LLC (B)	4.300	07-15-29	3,970,000	4,021,341
Independent power and renewable electricity producers 0.1%
AES Panama Generation Holdings SRL (B)	4.375	05-31-30	1,898,000	1,831,760
Multi-utilities 0.2%

Dominion Energy, Inc.	3.375	04-01-30	2,375,000	2,420,025

NiSource, Inc.	3.600	05-01-30	1,749,000	1,787,284
Municipal bonds 1.8%				$45,598,863
(Cost $46,556,691)
Alabama Federal Aid Highway Finance Authority	1.547	09-01-27	5,135,000	4,999,472
City of New York, GO	0.982	08-01-25	4,500,000	4,360,516
Foothill-Eastern Transportation Corridor Agency (California)	4.094	01-15-49	2,909,000	3,043,282
Golden State Tobacco Securitization Corp. (California)	4.214	06-01-50	1,834,000	1,705,912
Maryland Health & Higher Educational Facilities Authority	3.197	07-01-50	5,081,000	4,964,725
Mississippi Hospital Equipment & Facilities Authority	3.720	09-01-26	1,643,000	1,710,019
New Jersey Transportation Trust Fund Authority	4.081	06-15-39	2,713,000	2,850,159
New Jersey Transportation Trust Fund Authority	4.131	06-15-42	160,000	165,268
Ohio Turnpike & Infrastructure Commission	3.216	02-15-48	1,420,000	1,389,895
Port Authority of New York & New Jersey	1.086	07-01-23	6,582,000	6,558,585
Regents of the University of California Medical Center Pooled Revenue	3.006	05-15-50	5,045,000	4,918,461
State Board of Administration Finance Corp. (Florida)	1.705	07-01-27	4,360,000	4,241,325

University of California	1.316	05-15-27	4,875,000	4,691,244
Collateralized mortgage obligations 9.1%				$238,403,712
(Cost $257,264,889)
Commercial and residential 7.7%				202,189,579
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1 (B)(F)	0.990	04-25-53	1,726,690	1,712,541
Series 2021-2, Class A1 (B)(F)	0.985	04-25-66	1,183,526	1,158,184
Series 2021-4, Class A1 (B)(F)	1.035	01-20-65	2,542,683	2,474,010
Series 2021-5, Class A1 (B)(F)	0.951	07-25-66	3,269,952	3,174,045
Arroyo Mortgage Trust
Series 2021-1R, Class A1 (B)(F)	1.175	10-25-48	2,063,062	2,018,347
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class A (B)	3.218	04-14-33	1,204,000	1,220,307
Series 2015-200P, Class C (B)(F)	3.596	04-14-33	741,000	739,747
BBCMS Mortgage Trust
Series 2020-C6, Class A2	2.690	02-15-53	1,235,000	1,236,218
BBCMS Trust
Series 2015-MSQ, Class D (B)(F)	3.990	09-15-32	640,000	639,003
Series 2015-SRCH, Class D (B)(F)	4.957	08-10-35	1,607,000	1,639,152
12	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Benchmark Mortgage Trust
Series 2019-B12, Class A2	3.001	08-15-52	2,470,000	$2,488,479
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1 (B)(F)	0.941	02-25-49	1,560,026	1,533,113
BWAY Mortgage Trust
Series 2015-1740, Class XA IO (B)	0.896	01-10-35	11,465,000	170
BX Commercial Mortgage Trust
Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (B)(D)	1.512	03-15-37	2,294,716	2,265,929
Series 2020-VKNG, Class A (1 month LIBOR + 0.930%) (B)(D)	1.121	10-15-37	2,760,890	2,741,780
Series 2021-ACNT, Class A (1 month LIBOR + 0.850%) (B)(D)	1.042	11-15-38	1,867,000	1,847,171
Series 2021-CIP, Class A (1 month LIBOR + 0.921%) (B)(D)	1.112	12-15-38	5,261,000	5,168,810
Series 2021-VOLT, Class C (1 month LIBOR + 1.100%) (B)(D)	1.291	09-15-36	2,653,000	2,548,316
Series 2022-AHP, Class A (1 month CME Term SOFR + 0.990%) (B)(D)	1.040	02-15-39	4,480,000	4,437,837
BX Trust
Series 2021-MFM1, Class D (1 month LIBOR + 1.500%) (B)(D)	1.691	01-15-34	715,000	685,706
BXHPP Trust
Series 2021-FILM, Class C (1 month LIBOR + 1.100%) (B)(D)	1.291	08-15-36	6,514,000	6,269,359
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D (1 month LIBOR + 1.750%) (B)(D)	1.941	12-15-37	696,000	685,329
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class A2	3.623	05-15-52	4,116,000	4,192,732
Citigroup Commercial Mortgage Trust
Series 2019-PRM, Class A (B)	3.341	05-10-36	2,389,000	2,414,592
Series 2019-SMRT, Class A (B)	4.149	01-10-36	1,251,000	1,285,877
Series 2020-GC46, Class A2	2.708	02-15-53	3,606,000	3,616,352
COLT Mortgage Loan Trust
Series 2021-2, Class A1 (B)(F)	0.924	08-25-66	2,479,598	2,392,120
Series 2021-3, Class A1 (B)(F)	0.956	09-27-66	3,323,509	3,205,457
Series 2021-HX1, Class A1 (B)(F)	1.110	10-25-66	2,896,051	2,787,725
COLT Trust
Series 2020-RPL1, Class A1 (B)(F)	1.390	01-25-65	3,912,494	3,808,390
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR2, Class XA IO	1.608	08-15-45	4,517,302	605
Series 2012-CR3, Class XA IO	1.830	10-15-45	7,761,613	26,936
Series 2014-CR15, Class XA IO	0.928	02-10-47	3,739,955	43,915
Series 2020-CX, Class D (B)(F)	2.683	11-10-46	1,509,000	1,341,036
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class XA IO	0.438	05-10-51	25,733,816	622,882
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class D (B)(F)	4.394	08-10-30	1,135,000	1,126,791
Series 2017-PANW, Class A (B)	3.244	10-10-29	399,000	400,603
Series 2020-CBM, Class A2 (B)	2.896	02-10-37	1,742,000	1,725,636
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class B (1 month LIBOR + 1.230%) (B)(D)	1.421	05-15-36	1,000,000	989,965
Series 2019-ICE4, Class D (1 month LIBOR + 1.600%) (B)(D)	1.791	05-15-36	2,230,000	2,207,626
Series 2020-NET, Class A (B)	2.257	08-15-37	748,575	730,220
Series 2021-AFC1, Class A1 (B)(F)	0.830	03-25-56	4,384,667	4,283,221
Series 2021-NQM2, Class A1 (B)(F)	1.179	02-25-66	2,172,246	2,117,778
Series 2021-NQM3, Class A1 (B)(F)	1.015	04-25-66	1,737,824	1,680,670
Series 2021-NQM5, Class A1 (B)(F)	0.938	05-25-66	1,697,389	1,636,439
Series 2021-NQM6, Class A1 (B)(F)	1.174	07-25-66	2,843,302	2,777,614
Series 2021-RPL2, Class A1A (B)(F)	1.115	01-25-60	4,537,635	4,320,372
DBJPM Mortgage Trust
Series 2020-C9, Class A2	1.900	08-15-53	3,039,000	2,978,105
Deephaven Residential Mortgage Trust
Series 2021-2, Class A1 (B)(F)	0.899	04-25-66	2,715,958	2,628,169
Ellington Financial Mortgage Trust
Series 2021-1, Class A1 (B)(F)	0.797	02-25-66	922,670	898,125
Series 2021-2, Class A1 (B)(F)	0.931	06-25-66	1,916,396	1,859,106
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	13

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Flagstar Mortgage Trust
Series 2021-1, Class A2 (B)(F)	2.500	02-01-51	3,621,541	$3,474,513
GCAT Trust
Series 2021-NQM1, Class A1 (B)(F)	0.874	01-25-66	1,764,006	1,726,903
Series 2021-NQM2, Class A1 (B)(F)	1.036	05-25-66	1,488,856	1,442,792
Series 2021-NQM3, Class A1 (B)(F)	1.091	05-25-66	2,491,670	2,417,370
GS Mortgage Securities Trust
Series 2015-590M, Class C (B)(F)	3.805	10-10-35	1,475,000	1,469,957
Series 2017-485L, Class C (B)(F)	3.982	02-10-37	1,005,000	1,003,201
Series 2019-GC40, Class A2	2.971	07-10-52	3,315,000	3,344,369
Series 2020-UPTN, Class A (B)	2.751	02-10-37	1,234,000	1,224,231
Series 2021-STAR, Class A (1 month LIBOR + 0.950%) (B)(D)	1.141	12-15-36	4,900,000	4,848,942
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1 (B)(F)	1.382	09-27-60	584,765	579,758
Series 2021-NQM1, Class A1 (B)(F)	1.017	07-25-61	1,164,021	1,139,631
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A1 (B)(F)	1.071	06-25-56	1,517,651	1,462,693
IMT Trust
Series 2017-APTS, Class AFX (B)	3.478	06-15-34	432,000	438,571
Series 2017-APTS, Class CFX (B)(F)	3.497	06-15-34	575,000	574,233
Irvine Core Office Trust
Series 2013-IRV, Class A2 (B)(F)	3.173	05-15-48	2,503,736	2,533,538
JPMCC Commercial Mortgage Securities Trust
Series 2019-COR5, Class A2	3.150	06-13-52	4,390,000	4,414,555
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-HSBC, Class XA IO (B)	1.431	07-05-32	6,147,950	8,785
Series 2022-OPO, Class A (B)	3.024	01-05-39	2,416,000	2,406,330
KNDL Mortgage Trust
Series 2019-KNSQ, Class C (1 month LIBOR + 1.050%) (B)(D)	1.241	05-15-36	2,780,000	2,748,738
Life Mortgage Trust
Series 2021-BMR, Class A (1 month LIBOR + 0.700%) (B)(D)	0.891	03-15-38	2,598,973	2,546,902
Series 2021-BMR, Class D (1 month LIBOR + 1.400%) (B)(D)	1.591	03-15-38	2,127,147	2,060,672
MFA Trust
Series 2021-NQM1, Class A1 (B)(F)	1.153	04-25-65	1,473,123	1,460,949
MHP Trust
Series 2022-MHIL, Class A (1 month CME Term SOFR + 0.815%) (B)(D)	0.914	01-15-27	2,898,000	2,839,945
Morgan Stanley Capital I Trust
Series 2017-CLS, Class D (1 month LIBOR + 1.400%) (B)(D)	1.591	11-15-34	1,882,000	1,863,095
Natixis Commercial Mortgage Securities Trust
Series 2018-ALXA, Class C (B)(F)	4.316	01-15-43	520,000	521,900
New Residential Mortgage Loan Trust
Series 2020-1A, Class A1B (B)(F)	3.500	10-25-59	1,246,174	1,277,839
NMLT Trust
Series 2021-INV1, Class A1 (B)(F)	1.185	05-25-56	4,003,374	3,855,838
NYMT Loan Trust
Series 2022-CP1, Class A1 (B)	2.042	07-25-61	1,517,096	1,498,713
OBX Trust
Series 2020-EXP2, Class A3 (B)(F)	2.500	05-25-60	914,485	901,042
Series 2021-NQM2, Class A1 (B)(F)	1.101	05-25-61	2,713,257	2,604,371
Series 2021-NQM3, Class A1 (B)(F)	1.054	07-25-61	3,112,046	3,003,115
One Market Plaza Trust
Series 2017-1MKT, Class D (B)	4.146	02-10-32	460,000	454,988
Provident Funding Mortgage Trust
Series 2020-F1, Class A2 (B)(F)	2.000	01-25-36	3,251,369	3,150,268
SLG Office Trust
Series 2021-OVA, Class C (B)	2.851	07-15-41	4,660,000	4,359,278
SMRT
Series 2022-MINI, Class A (1 month CME Term SOFR + 1.000%) (B)(D)	1.100	01-15-24	6,138,000	6,035,958
Starwood Mortgage Residential Trust
Series 2021-2, Class A1 (B)(F)	0.943	05-25-65	1,876,538	1,850,989
Series 2022-1, Class A1 (B)(F)	2.447	12-25-66	3,017,785	2,993,277
14	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Verus Securitization Trust
Series 2020-5, Class A1 (B)	1.218	05-25-65	833,220	$820,924
Series 2021-1, Class A1 (B)(F)	0.815	01-25-66	2,014,024	1,970,225
Series 2021-3, Class A1 (B)(F)	1.046	06-25-66	2,573,891	2,506,200
Series 2021-4, Class A1 (B)(F)	0.938	07-25-66	1,334,894	1,278,167
Series 2021-5, Class A1 (B)(F)	1.013	09-25-66	2,508,473	2,399,034
Series 2021-R2, Class A1 (B)(F)	0.918	02-25-64	1,511,972	1,494,687
Visio Trust
Series 2020-1R, Class A1 (B)	1.312	11-25-55	2,665,702	2,628,115
Wells Fargo Commercial Mortgage Trust
Series 2019-C51, Class A2	3.039	06-15-52	3,725,000	3,755,118
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class XA IO (B)	1.849	11-15-45	3,616,769	16,248
U.S. Government Agency 1.4%				36,214,133
Federal Home Loan Mortgage Corp.
Series 2022-DNA1, Class M1A (1 month SOFR + 1.000%) (B)(D)	1.050	01-25-42	3,149,000	3,120,335
Series 2022-DNA2, Class M1A (1 month SOFR + 1.300%) (B)(D)	1.349	02-25-42	2,512,000	2,511,247
Series 2022-DNA2, Class M1B (1 month SOFR + 2.400%) (B)(D)	2.449	02-25-42	2,734,000	2,720,323
Series K021, Class X1 IO	1.375	06-25-22	2,015,073	232
Series K022, Class X1 IO	1.164	07-25-22	33,494,873	85,325
Series K030, Class X1 IO	0.146	04-25-23	189,563,323	315,547
Series K038, Class X1 IO	1.097	03-25-24	19,990,384	391,338
Series K048, Class X1 IO	0.228	06-25-25	88,231,357	629,566
Government National Mortgage Association
Series 2012-114, Class IO	0.661	01-16-53	515,313	10,439
Series 2016-174, Class IO	0.852	11-16-56	4,288,582	210,291
Series 2017-109, Class IO	0.507	04-16-57	5,125,630	140,719
Series 2017-124, Class IO	0.674	01-16-59	3,706,632	145,276
Series 2017-140, Class IO	0.526	02-16-59	2,105,095	83,603
Series 2017-169, Class IO	0.588	01-16-60	5,962,015	257,527
Series 2017-20, Class IO	0.648	12-16-58	10,764,154	396,148
Series 2017-22, Class IO	0.718	12-16-57	1,218,679	54,962
Series 2017-41, Class IO	0.631	07-16-58	5,561,315	204,810
Series 2017-46, Class IO	0.634	11-16-57	5,533,829	235,777
Series 2017-61, Class IO	0.771	05-16-59	2,670,057	125,657
Series 2018-114, Class IO	0.687	04-16-60	2,675,123	133,316
Series 2018-158, Class IO	0.738	05-16-61	13,894,347	847,177
Series 2018-69, Class IO	0.602	04-16-60	2,278,408	128,690
Series 2018-9, Class IO	0.484	01-16-60	4,472,508	191,906
Series 2019-131, Class IO	0.830	07-16-61	6,406,236	415,889
Series 2020-100, Class IO	0.812	05-16-62	9,136,041	657,351
Series 2020-108, Class IO	0.865	06-16-62	26,012,438	1,828,570
Series 2020-114, Class IO	0.830	09-16-62	33,476,142	2,368,387
Series 2020-118, Class IO	0.902	06-16-62	22,388,782	1,660,728
Series 2020-119, Class IO	0.644	08-16-62	10,006,050	621,856
Series 2020-120, Class IO	0.795	05-16-62	25,115,726	1,807,880
Series 2020-137, Class IO	0.844	09-16-62	31,113,905	2,140,842
Series 2020-150, Class IO	0.966	12-16-62	16,388,066	1,276,383
Series 2020-170, Class IO	0.832	11-16-62	23,134,488	1,711,466
Series 2020-92, Class IO	0.888	02-16-62	20,462,312	1,480,614
Series 2021-10, Class IO	1.002	05-16-63	15,344,907	1,315,763
Series 2021-11, Class IO	1.020	12-16-62	24,143,150	2,003,481
Series 2021-3, Class IO	0.867	09-16-62	38,339,221	2,879,095
Series 2021-40, Class IO	0.832	02-16-63	7,428,921	561,348

Series 2022-21, Class IO	0.797	10-16-63	7,035,119	544,269
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	15

	Rate (%)	Maturity date	Par value^	Value

Asset backed securities 17.8%				$469,256,098
(Cost $482,200,964)
Asset backed securities 17.8%				469,256,098
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (B)	3.199	12-20-30	3,397,000	3,398,009
AGL CLO 5, Ltd.
Series 2020-5A, Class A1R (3 month LIBOR + 1.160%) (B)(D)	1.414	07-20-34	3,500,678	3,474,650
Aimco CLO 12, Ltd.
Series 2020-12A, Class AR (3 month CME Term SOFR + 1.170%) (B)(D)	1.403	01-17-32	4,562,000	4,560,891
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 (B)	1.937	08-15-46	5,352,000	5,125,491
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class C	1.590	10-20-25	3,171,000	3,155,654
AMSR Trust
Series 2020-SFR1, Class A (B)	1.819	04-17-37	2,349,745	2,283,942
Series 2020-SFR2, Class A (B)	1.632	07-17-37	5,654,000	5,492,704
Series 2020-SFR4, Class A (B)	1.355	11-17-37	4,134,000	3,943,222
Series 2021-SFR1, Class B (B)(F)	2.153	06-17-38	2,507,000	2,358,302
Series 2021-SFR4, Class A (B)	2.117	12-17-38	1,578,000	1,530,274
Apex Credit CLO, Ltd.
Series 2020-1A, Class A1R (3 month CME Term SOFR + 1.230%) (B)(D)	1.473	10-20-31	5,050,000	5,048,773
Applebee’s Funding LLC
Series 2019-1A, Class A2I (B)	4.194	06-05-49	3,930,300	3,919,727
Aqua Finance Trust
Series 2021-A, Class A (B)	1.540	07-17-46	1,586,460	1,547,808
Arby’s Funding LLC
Series 2020-1A, Class A2 (B)	3.237	07-30-50	3,731,180	3,681,555
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A (B)	2.360	03-20-26	3,497,000	3,494,816
Series 2020-1A, Class A (B)	2.330	08-20-26	2,588,000	2,589,238
Bain Capital Credit CLO, Ltd.
Series 2017-1A, Class BR (3 month LIBOR + 1.500%) (B)(D)	1.754	07-20-30	2,840,000	2,816,757
Balboa Bay Loan Funding, Ltd.
Series 2021-1A, Class A (3 month LIBOR + 1.200%) (B)(D)	1.454	07-20-34	1,277,000	1,268,770
Barings CLO, Ltd.
Series 2013-IA, Class AR (3 month LIBOR + 0.800%) (B)(D)	1.054	01-20-28	3,367,713	3,361,705
Beacon Container Finance II LLC
Series 2021-1A, Class A (B)	2.250	10-22-46	4,299,733	4,161,699
Benefit Street Partners CLO XX, Ltd.
Series 2020-20A, Class AR (3 month LIBOR + 1.170%) (B)(D)	1.411	07-15-34	5,148,000	5,106,631
Bojangles Issuer LLC
Series 2020-1A, Class A2 (B)	3.832	10-20-50	1,958,000	1,968,984
BRE Grand Islander Timeshare Issuer LLC
Series 2019-A, Class A (B)	3.280	09-26-33	1,190,850	1,204,652
CARS-DB4 LP
Series 2020-1A, Class A1 (B)	2.690	02-15-50	3,078,846	3,056,918
Carvana Auto Receivables Trust
Series 2020-P1, Class A4	0.610	10-08-26	2,401,000	2,332,085
CF Hippolyta LLC
Series 2020-1, Class A1 (B)	1.690	07-15-60	3,801,679	3,675,841
Series 2021-1A, Class A1 (B)	1.530	03-15-61	3,467,397	3,297,492
Chase Auto Credit Linked Notes
Series 2021-3, Class B (B)	0.760	02-26-29	1,924,787	1,896,489
CLI Funding VI LLC
Series 2020-1A, Class A (B)	2.080	09-18-45	4,545,905	4,383,878
CLI Funding VIII LLC
Series 2021-1A, Class A (B)	1.640	02-18-46	3,708,883	3,513,820
Series 2022-1A, Class A1 (B)	2.720	01-18-47	2,448,917	2,415,244
16	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
CoreVest American Finance Trust
Series 2019-3, Class A (B)	2.705	10-15-52	719,030	$718,829
Series 2020-3, Class A (B)	1.358	08-15-53	1,812,060	1,722,368
Series 2021-1, Class A (B)	1.569	04-15-53	2,807,442	2,679,769
Series 2021-2, Class A (B)	1.408	07-15-54	3,007,538	2,840,030
DataBank Issuer
Series 2021-1A, Class A2 (B)	2.060	02-27-51	5,539,000	5,300,228
Series 2021-2A, Class A2 (B)	2.400	10-25-51	2,501,000	2,423,328
DB Master Finance LLC
Series 2017-1A, Class A2II (B)	4.030	11-20-47	1,466,880	1,502,687
Series 2021-1A, Class A2I (B)	2.045	11-20-51	5,968,043	5,771,992
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A (B)	1.760	04-15-49	3,777,000	3,542,081
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 (B)	4.118	07-25-47	4,093,440	4,200,565
Series 2019-1A, Class A2 (B)	3.668	10-25-49	1,300,460	1,327,432
Series 2021-1A, Class A2I (B)	2.662	04-25-51	2,733,345	2,620,351
Driven Brands Funding LLC
Series 2018-1A, Class A2 (B)	4.739	04-20-48	1,251,250	1,280,817
Series 2020-2A, Class A2 (B)	3.237	01-20-51	2,640,330	2,598,190
Series 2021-1A, Class A2 (B)	2.791	10-20-51	3,317,685	3,106,017
Eaton Vance CLO, Ltd.
Series 2020-2A, Class AR (3 month LIBOR + 1.150%) (B)(D)	1.391	01-15-35	2,573,000	2,559,685
Series 2020-2A, Class BR (3 month LIBOR + 1.700%) (B)(D)	1.941	01-15-35	2,210,000	2,194,017
Elara HGV Timeshare Issuer LLC
Series 2019-A, Class A (B)	2.610	01-25-34	997,955	986,490
Exeter Automobile Receivables Trust
Series 2021-1A, Class C	0.740	01-15-26	1,671,000	1,654,777
FirstKey Homes Trust
Series 2020-SFR1, Class A (B)	1.339	08-17-37	4,479,514	4,293,405
Series 2020-SFR2, Class A (B)	1.266	10-19-37	5,219,748	4,975,089
Series 2021-SFR1, Class A (B)	1.538	08-17-38	3,968,453	3,769,628
Series 2021-SFR1, Class C (B)	1.888	08-17-38	4,249,000	3,973,776
Five Guys Funding LLC
Series 2017-1A, Class A2 (B)	4.600	07-25-47	2,395,895	2,430,612
FOCUS Brands Funding LLC
Series 2017-1A, Class A2IB (B)	3.857	04-30-47	1,168,923	1,170,840
Ford Credit Auto Owner Trust
Series 2018-1, Class A (B)	3.190	07-15-31	9,756,000	10,009,401
Series 2018-2, Class A (B)	3.470	01-15-30	3,720,000	3,807,517
Series 2020-1, Class A (B)	2.040	08-15-31	4,361,000	4,328,722
Series 2021-1, Class A (B)	1.370	10-17-33	3,392,000	3,248,269
Ford Credit Floorplan Master Owner Trust
Series 2020-2, Class A	1.060	09-15-27	5,373,000	5,173,134
Goldentree Loan Management US CLO 6, Ltd.
Series 2019-6A, Class AR (3 month CME Term SOFR + 1.320%) (B)(D)	1.561	04-20-35	4,920,000	4,918,804
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (B)	3.208	01-22-29	2,744,000	2,754,976
Series 2021-1A, Class A2 (B)	2.773	04-20-29	2,481,000	2,423,409
HalseyPoint CLO II, Ltd.
Series 2020-2A, Class B (3 month LIBOR + 1.640%) (B)(D)	3.138	07-20-31	2,631,000	2,608,710
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (B)	3.939	02-01-62	2,275,000	2,302,082
Hilton Grand Vacations Trust
Series 2017-AA, Class A (B)	2.660	12-26-28	924,177	930,388
Series 2018-AA, Class A (B)	3.540	02-25-32	732,513	745,557
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	17

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Home Partners of America Trust
Series 2019-1, Class A (B)	2.908	09-17-39	4,244,192	$4,203,232
Series 2021-1, Class A (B)	1.698	09-17-41	4,451,633	4,187,229
Series 2021-2, Class A (B)	1.901	12-17-26	3,092,967	2,978,406
Hotwire Funding LLC
Series 2021-1, Class A2 (B)	2.311	11-20-51	1,661,000	1,601,088
Jack in the Box Funding LLC
Series 2019-1A, Class A23 (B)	4.970	08-25-49	1,987,920	2,057,139
Series 2022-1A, Class A2I (B)	3.445	02-26-52	3,110,000	3,059,189
Laurel Road Prime Student Loan Trust
Series 2019-A, Class A2FX (B)	2.730	10-25-48	472,471	472,862
Madison Park Funding XXIII, Ltd.
Series 2017-23A, Class AR (3 month LIBOR + 0.970%) (B)(D)	1.238	07-27-31	4,864,000	4,836,723
Series 2017-23A, Class BR (3 month LIBOR + 1.550%) (B)(D)	1.818	07-27-31	3,454,000	3,435,791
Marathon CLO X, Ltd.
Series 2017-10A, Class A1AR (3 month LIBOR + 1.000%) (B)(D)	1.171	11-15-29	3,843,588	3,822,959
Monroe Capital Funding, Ltd.
Series 2021-1A, Class A2 (B)	2.815	04-22-31	4,667,000	4,494,068
MVW Owner Trust
Series 2018-1A, Class A (B)	3.450	01-21-36	1,292,881	1,310,206
Navient Private Education Loan Trust
Series 2016-AA, Class A2A (B)	3.910	12-15-45	577,036	592,013
Navient Private Education Refi Loan Trust
Series 2019-EA, Class A2A (B)	2.640	05-15-68	1,232,409	1,228,716
Series 2019-FA, Class A2 (B)	2.600	08-15-68	1,541,071	1,543,250
Series 2020-BA, Class A2 (B)	2.120	01-15-69	2,716,484	2,701,709
Series 2020-GA, Class A (B)	1.170	09-16-69	2,698,458	2,663,517
Series 2020-HA, Class A (B)	1.310	01-15-69	3,545,928	3,474,152
Series 2021-A, Class A (B)	0.840	05-15-69	3,227,223	3,134,987
Navient Student Loan Trust
Series 2020-2A, Class A1A (B)	1.320	08-26-69	2,669,150	2,519,937
Neighborly Issuer LLC
Series 2021-1A, Class A2 (B)	3.584	04-30-51	4,754,075	4,614,781
Series 2022-1A, Class A2 (B)	3.695	01-30-52	1,987,000	1,979,766
Neuberger Berman CLO XX, Ltd.
Series 2015-20A, Class ARR (3 month LIBOR + 1.160%) (B)(D)	1.401	07-15-34	1,028,000	1,022,407
Series 2015-20A, Class BRR (3 month LIBOR + 1.650%) (B)(D)	1.891	07-15-34	1,022,000	1,017,733
Neuberger Berman Loan Advisers CLO 34, Ltd.
Series 2019-34A, Class A1R (3 month CME Term SOFR + 1.240%) (B)(D)	1.481	01-20-35	2,563,000	2,562,372
Series 2019-34A, Class BR (3 month CME Term SOFR + 1.750%) (B)(D)	1.991	01-20-35	2,563,000	2,561,731
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 (B)	1.910	10-20-61	4,682,000	4,501,402
Series 2021-1, Class B1 (B)	2.410	10-20-61	1,418,000	1,381,134
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A (B)	3.844	12-25-25	884,427	877,087
Series 2021-FHT1, Class A (B)	3.104	07-25-26	847,632	818,961
Oaktree CLO, Ltd.
Series 2021-1A, Class A1 (3 month LIBOR + 1.160%) (B)(D)	1.401	07-15-34	3,831,000	3,806,099
Ocean Trails CLO X
Series 2020-10A, Class AR (3 month LIBOR + 1.220%) (B)(D)	1.461	10-15-34	2,150,000	2,134,477
Oxford Finance Funding LLC
Series 2019-1A, Class A2 (B)	4.459	02-15-27	1,230,770	1,255,303
Series 2020-1A, Class A2 (B)	3.101	02-15-28	3,372,000	3,380,995
Palmer Square Loan Funding, Ltd.
Series 2021-3A, Class A2 (3 month LIBOR + 1.400%) (B)(D)	1.654	07-20-29	2,332,000	2,321,998
18	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Progress Residential Trust
Series 2020-SFR1, Class A (B)	1.732	04-17-37	2,350,000	$2,290,518
Series 2020-SFR2, Class A (B)	2.078	06-17-37	1,041,000	1,023,056
Series 2021-SFR1, Class A (B)	1.052	04-17-38	3,103,253	2,894,909
Series 2021-SFR2, Class A (B)	1.546	04-19-38	6,717,000	6,468,711
Series 2021-SFR4, Class A (B)	1.558	05-17-38	3,109,429	2,949,343
Series 2021-SFR5, Class A (B)	1.427	07-17-38	4,770,000	4,498,737
Series 2021-SFR8, Class B (B)	1.681	10-17-38	1,602,000	1,492,808
Santander Revolving Auto Loan Trust
Series 2019-A, Class A (B)	2.510	01-26-32	4,824,000	4,876,521
SCF Equipment Leasing LLC
Series 2019-2A, Class C (B)	3.110	06-21-27	4,200,000	4,230,467
Series 2021-1A, Class B (B)	1.370	08-20-29	2,386,000	2,296,929
ServiceMaster Funding LLC
Series 2020-1, Class A2II (B)	3.337	01-30-51	4,773,780	4,563,161
SERVPRO Master Issuer LLC
Series 2021-1A, Class A2 (B)	2.394	04-25-51	2,479,265	2,321,980
Sesac Finance LLC
Series 2019-1, Class A2 (B)	5.216	07-25-49	3,531,450	3,597,276
Sierra Timeshare Receivables Funding LLC
Series 2018-3A, Class A (B)	3.690	09-20-35	424,416	430,366
Series 2019-1A, Class A (B)	3.200	01-20-36	418,024	423,462
Series 2021-1A, Class A (B)	0.990	11-20-37	2,402,089	2,348,298
SMB Private Education Loan Trust
Series 2015-C, Class A2A (B)	2.750	07-15-27	5,671	5,675
Series 2016-A, Class A2A (B)	2.700	05-15-31	2,431,454	2,443,152
Series 2019-B, Class A2A (B)	2.840	06-15-37	3,006,630	3,033,374
Series 2020-PTA, Class A2A (B)	1.600	09-15-54	2,645,328	2,574,719
Series 2021-A, Class APT2 (B)	1.070	01-15-53	1,959,071	1,836,074
SoFi Professional Loan Program LLC
Series 2019-B, Class A2FX (B)	3.090	08-17-48	635,434	641,847
Sonic Capital LLC
Series 2020-1A, Class A2I (B)	3.845	01-20-50	3,039,710	3,090,504
Series 2020-1A, Class A2II (B)	4.336	01-20-50	2,314,750	2,450,441
Series 2021-1A, Class A2I (B)	2.190	08-20-51	2,619,042	2,463,863
Sound Point CLO XXVII, Ltd.
Series 2020-2A, Class AR (3 month LIBOR + 1.180%) (B)(D)	1.438	10-25-34	3,906,000	3,877,592
Series 2020-2A, Class B1R (3 month LIBOR + 1.650%) (B)(D)	1.908	10-25-34	1,324,000	1,310,847
Starwood Property Mortgage Trust
Series 2021-SIF2A, Class A1 (3 month CME Term SOFR + 1.550%) (B)(D)	1.609	01-15-33	3,948,000	3,907,336
Sunbird Engine Finance LLC
Series 2020-1A, Class A (B)	3.671	02-15-45	841,263	793,254
Taco Bell Funding LLC
Series 2021-1A, Class A2I (B)	1.946	08-25-51	5,138,123	4,920,780
Tallman Park CLO, Ltd.
Series 2021-1A, Class A (3 month LIBOR + 1.060%) (B)(D)	1.000	04-20-34	3,158,000	3,131,808
TIF Funding II LLC
Series 2020-1A, Class A (B)	2.090	08-20-45	5,087,865	4,931,137
Series 2021-1A, Class A (B)	1.650	02-20-46	2,225,981	2,105,973
Towd Point Mortgage Trust
Series 2015-1, Class A5 (B)(F)	3.124	10-25-53	912,000	923,846
Series 2015-6, Class M2 (B)(F)	3.750	04-25-55	1,775,000	1,796,543
Series 2017-2, Class A1 (B)(F)	2.750	04-25-57	97,150	97,575
Series 2018-1, Class A1 (B)(F)	3.000	01-25-58	468,074	471,014
Series 2018-4, Class A1 (B)(F)	3.000	06-25-58	1,713,182	1,726,133
Series 2019-1, Class A1 (B)(F)	3.666	03-25-58	1,629,708	1,664,604
Series 2019-4, Class A1 (B)(F)	2.900	10-25-59	1,773,180	1,787,176
Series 2020-4, Class A1 (B)	1.750	10-25-60	2,291,265	2,248,805
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	19

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Toyota Auto Loan Extended Note Trust
Series 2019-1A, Class A (B)	2.560	11-25-31	7,265,000	$7,367,601
Series 2020-1A, Class A (B)	1.350	05-25-33	2,683,000	2,621,064
Tricon American Homes Trust
Series 2020-SFR1, Class A (B)	1.499	07-17-38	7,484,715	7,143,546
Series 2020-SFR2, Class A (B)	1.482	11-17-39	5,928,709	5,497,569
Triton Container Finance VIII LLC
Series 2020-1A, Class A (B)	2.110	09-20-45	5,302,128	5,133,385
Series 2021-1A, Class A (B)	1.860	03-20-46	3,081,603	2,934,937
Vantage Data Centers LLC
Series 2019-1A, Class A2 (B)	3.188	07-15-44	3,285,750	3,310,312
Series 2020-1A, Class A2 (B)	1.645	09-15-45	3,094,000	2,959,154
Series 2020-2A, Class A2 (B)	1.992	09-15-45	2,374,000	2,238,776
VCP RRL ABS I, Ltd.
Series 2021-1A, Class A (B)	2.152	10-20-31	1,424,825	1,419,049
VR Funding LLC
Series 2020-1A, Class A (B)	2.790	11-15-50	3,905,504	3,775,211
VSE VOI Mortgage LLC
Series 2017-A, Class A (B)	2.330	03-20-35	1,103,272	1,100,176
Wendy’s Funding LLC
Series 2021-1A, Class A2I (B)	2.370	06-15-51	2,910,375	2,772,278
Westgate Resorts LLC
Series 2022-1A, Class A (B)	1.788	08-20-36	3,380,113	3,342,844
Willis Engine Structured Trust V
Series 2020-A, Class A (B)	3.228	03-15-45	701,100	665,418
Wingstop Funding LLC
Series 2020-1A, Class A2 (B)	2.841	12-05-50	5,225,740	5,108,892
World Omni Auto Receivables Trust
Series 2021-B, Class A4	0.690	06-15-27	5,567,000	5,409,722
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (B)	3.238	07-30-51	4,123,280	4,002,138

	Shares	Value
Common stocks 0.0%		$147,520
(Cost $148,889)
Utilities 0.0%		147,520
Multi-utilities 0.0%

Dominion Energy, Inc.	1,488	147,520
Preferred securities 0.1%		$1,877,804
(Cost $1,845,380)
Financials 0.0%		321,805
Banks 0.0%
Wells Fargo & Company, 7.500%	238	321,805
Utilities 0.1%		1,555,999
Electric utilities 0.1%
NextEra Energy, Inc., 5.279%	26,150	1,291,026
The Southern Company, 6.750%	2,638	134,169
Multi-utilities 0.0%
DTE Energy Company, 6.250%	2,582	130,804

20	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Yield (%)	Shares	Value
Short-term investments 3.8%			$100,803,248
(Cost $100,803,014)
Short-term funds 0.0%			288,248
John Hancock Collateral Trust (G)	0.0896(H)	28,821	288,248

	Par value^	Value
Repurchase agreement 3.8%		100,515,000
Repurchase Agreement with State Street Corp. dated 2-28-22 at 0.000% to be repurchased at $100,515,000 on 3-1-22, collateralized by $104,256,600 U.S. Treasury Notes, 0.125% due 7-15-23 (valued at $102,525,308)	100,515,000	100,515,000

Total investments (Cost $2,782,842,687) 103.2%	$2,711,919,871
Other assets and liabilities, net (3.2%)	(83,214,316)
Total net assets 100.0%	$2,628,705,555

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
GO	General Obligation
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $859,263,261 or 32.7% of the fund’s net assets as of 2-28-22.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	All or a portion of this security is on loan as of 2-28-22. The value of securities on loan amounted to $283,822.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(H)	The rate shown is the annualized seven-day yield as of 2-28-22.
The fund had the following country composition as a percentage of net assets on 2-28-22:
United States	89.7%
Cayman Islands	3.4%
United Kingdom	1.2%
Other countries	5.7%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	21

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2022, by major security category or type:
	Total value at 2-28-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$817,582,871	—	$817,582,871	—
Foreign government obligations	8,390,121	—	8,390,121	—
Corporate bonds	1,029,859,634	—	1,029,859,634	—
Municipal bonds	45,598,863	—	45,598,863	—
Collateralized mortgage obligations	238,403,712	—	238,403,712	—
Asset backed securities	469,256,098	—	469,256,098	—
Common stocks	147,520	$147,520	—	—
Preferred securities	1,877,804	1,877,804	—	—
Short-term investments	100,803,248	288,248	100,515,000	—
Total investments in securities	$2,711,919,871	$2,313,572	$2,709,606,299	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	28,821	$4,393,938	$59,678,610	$(63,781,810)	$(2,317)	$(173)	$10,865	$1,450	$288,248
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
22	|